Stockholders' Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
9.	Stockholders’ Equity

Preferred Stock
The Company’s Board of Directors is authorized to issue, at any time, without further stockholder approval, up to 1 million shares of preferred stock. The Board of Directors has the authority to fix and determine the voting rights, rights of redemption and other rights and preferences of preferred stock.

iBio CMO Preferred Tracking Stock

On February 23, 2017, the Company entered into an exchange agreement with the minority owner of the Company’s subsidiary iBio CMO and affiliate (the “Eastern Affiliate”) of Eastern Capital Limited (“Eastern”), a stockholder of the Company, pursuant to which the Company acquired substantially all of the interest in iBio CMO held by the Eastern Affiliate and issued one share of a newly created iBio CMO Preferred Tracking Stock, par value $0.001 per share (the “Preferred Tracking Stock”), to the Eastern Affiliate at an original issue price of approximately $12.5 million.

As described below under “Eastern – Share Purchase Agreements”, on January 13, 2016, the Company entered into a share purchase agreement with Eastern which contained a three-year standstill agreement restricting additional acquisitions of the Company’s equity by Eastern and its controlled affiliates to limit its beneficial ownership of the Company’s outstanding shares of common stock to a maximum of 38%, absent the approval by a majority of the Company’s Board of Directors. With respect to the standstill agreement, the Company’s Board of Directors, acting unanimously, invited the Eastern Affiliate to enter into the Exchange Agreement and approved the issuance of one share of the Company’s Preferred Tracking Stock to the Eastern Affiliate.

On February 23, 2017, the Board of Directors of the Company created the Preferred Tracking Stock out of the Company’s 1 million authorized shares of preferred stock. Terms of the Preferred Tracking Stock include the following:

1.
The Preferred Tracking Stock accrues dividends at the rate of 2% per annum on the original issue price. Accrued dividends are cumulative and are payable if and when declared by the Board of Directors, upon an exchange of the shares of Preferred Tracking Stock and upon a liquidation, winding up or deemed liquidation (such as a merger) of the Company. As of March 31, 2017, no dividends have been declared. Accrued dividends total approximately $26,000 at March 31, 2017.

2.
The holders of Preferred Tracking Stock, voting separately as a class, are entitled to approve by the affirmative vote of a majority of the shares of Preferred Tracking Stock outstanding any amendment, alteration or repeal of any of the provisions of, or any other change to, the Certificate of Incorporation of the Company or the Certificate of Designation that adversely affects the rights, powers or privileges of the Preferred Tracking Stock, any increase in the number of authorized shares of Preferred Tracking Stock, the issuance or sale of any additional shares of Preferred Tracking Stock or any securities convertible into or exercisable or exchangeable for Preferred Tracking Stock, the creation or issuance of any shares of any additional class or series of capital stock unless the same ranks junior to the Preferred Tracking Stock, or the reclassification or alteration of any existing security of the Company that is junior to or pari passu with the Preferred Tracking Stock, if such reclassification or alteration would render such other security senior to the Preferred Tracking Stock.

3.	Except as required by applicable law, the holders of Preferred Tracking Stock have no other voting rights.

4.
No dividend may be declared or paid or set aside for payment or other distribution declared or made upon the Company’s common stock and no common stock may be redeemed, purchased or otherwise acquired for any consideration by the Company unless all accrued dividends on all outstanding shares of Preferred Tracking Stock are paid in full.

At the election of the Company or holders of a majority outstanding shares of Preferred Tracking Stock, each outstanding share of Preferred Tracking Stock may be exchanged for 29,990,000 units of limited liability company interests of iBio CMO. Such exchange may be effected only after March 31, 2018, or in connection with a winding up, liquidation or deemed liquidation (such as a merger) of the Company or iBio CMO. In addition, such exchange will take effect upon a change in control of iBio CMO.

Common Stock

As of March 31, 2017 and June 30, 2016, the Company was authorized to issue up to 175 million shares of common stock. As of March 31, 2017, the Company had reserved up to 15 million shares of common stock for incentive compensation (stock options and restricted stock). No shares are reserved for the exercise of warrants.

No shares of common stock were issued for the period July 1, 2016 through the date of the filing of this report. The increase of 9,100 shares of common stock outstanding from 89,109,410 as of June 30, 2016, to 89,118,510 as of March 31, 2017, reflects a correction to the calculation of the number of outstanding shares of common stock based on a review of the Company’s records.

Recent issuances of common stock include the following:

Aspire Capital – 2015 Facility
On May 15, 2015, the Company entered into a common stock purchase agreement (the “2015 Aspire Purchase Agreement”) with Aspire Capital, pursuant to which the Company has the option to require Aspire Capital to purchase up to an aggregate of $15.0 million of shares of the Company’s common stock (the “Purchase Shares”) upon and subject to the terms of the 2015 Aspire Purchase Agreement.  In consideration for entering into the purchase agreement, Aspire Capital received a commitment fee of 450,000 shares (the “Commitment Shares”).

On any business day after the Commencement Date (as defined below) and over the 36-month term of the 2015 Aspire Purchase Agreement, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”) directing Aspire Capital to purchase up to 200,000 Purchase Shares per business day; however, no sale pursuant to such a Purchase Notice may exceed five hundred thousand dollars ($500,000) per business day, unless the Company and Aspire Capital mutually agree. The Company and Aspire Capital also may mutually agree to increase the number of shares that may be sold to as much as an additional 2,000,000 Purchase Shares per business day. The purchase price per Purchase Share pursuant to such Purchase Notice (the “Purchase Price”) is the lower of (i) the lowest sale price for the Company’s common stock on the date of sale or (ii) the average of the three lowest closing sale prices for the Company’s common stock during the 10 consecutive business days ending on the business day immediately preceding the purchase date. The applicable Purchase Price will be determined prior to delivery of any Purchase Notice.

In addition, on any date on which the Company submits a Purchase Notice to Aspire Capital for at least 150,000 Purchase Shares and the closing sale price of the Company’s common stock is higher than $0.40, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of the Company’s common stock equal to up to 35% of the aggregate shares of common stock traded on the next business day (the “VWAP Purchase Date”), subject to a maximum number of shares determined by the Company (the “VWAP Purchase Share Volume Maximum”). The purchase price per Purchase Share pursuant to such VWAP Purchase Notice (the “VWAP Purchase Price”) shall be the lesser of the closing sale price of the Company’s common stock on the VWAP Purchase Date or 97% of the volume weighted average price for the Company’s common stock traded on the VWAP Purchase Date if the aggregate shares to be purchased on that date does not exceed the VWAP Purchase Share Volume Maximum, or the portion of such business day until such time as the sooner to occur of (1) the time at which the aggregate shares traded has exceeded the VWAP Purchase Share Volume Maximum, or (2) the time at which the sale price of the Company’s common stock falls below the VWAP Minimum Price Threshold (to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction). The “VWAP Minimum Price Threshold” is the greater of (i) 80% of the closing sale price of the Company’s common stock on the business day immediately preceding the VWAP Purchase Date or (ii) such higher price as set forth by the Company in the VWAP Purchase Notice.

The number of Purchase Shares covered by and timing of each Purchase Notice or VWAP Purchase Notice are determined at the Company’s discretion. The aggregate number of shares that the Company can sell to Aspire Capital under the 2015 Aspire Purchase Agreement may in no case exceed 15,343,406 shares of our common stock (which is equal to approximately 19.99% of the common stock outstanding on the date of the 2015 Aspire Purchase Agreement, including the 450,000 Commitment Shares issued to Aspire Capital in consideration for entering into the 2015 Aspire Purchase Agreement) (the “Exchange Cap”), unless shareholder approval is obtained to issue more, in which case the Exchange Cap will not apply; provided that at no time shall Aspire Capital (together with its affiliates) beneficially own more than 19.99% of the Company’s common stock.

The 2015 Aspire Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions. Sales under the 2015 Aspire Purchase Agreement could commence only after certain conditions were satisfied (the date on which all requisite conditions have been satisfied being referred to as the “Commencement Date”), which conditions included the delivery to Aspire Capital of a prospectus supplement covering the Commitment Shares and the Purchase Shares, approval for listing on NYSE MKT of the Purchase Shares and the Commitment Shares, the issuance of the Commitment Shares to Aspire Capital, and the receipt by Aspire Capital of a customary opinion of counsel and other certificates and closing documents. Either party had the option to terminate the 2015 Aspire Purchase Agreement in the event the Commencement Date had not occurred by July 1, 2015. The 2015 Aspire Purchase Agreement may be terminated by the Company at any time, at its discretion, without any cost or penalty.

The Company’s net proceeds will depend on the Purchase Price, the VWAP Purchase Price and the frequency of the Company’s sales of Purchase Shares to Aspire Capital; subject to the maximum $15.0 million available amount. The Company’s delivery of Purchase Notices and VWAP Purchase Notices will be made subject to market conditions, in light of the Company’s capital needs from time to time. The Company expects to use proceeds from sales of Purchase Shares for general corporate purposes and working capital requirements.

In connection with the 2015 Aspire Purchase Agreement, the Company also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with Aspire Capital, dated May 15, 2015. The Registration Rights Agreement provides, among other things, a requirement to register the sale of the Commitment Shares and the Purchase Shares to Aspire Capital pursuant to the Company’s existing shelf registration statement (the “Registration Statement”). The Company further agreed to keep the Registration Statement effective and to indemnify Aspire Capital for certain liabilities in connection with the sale of the Securities under the terms of the Registration Rights Agreement. On May 29, 2015, the Company filed a prospectus supplement to the Company’s existing Registration Statement on Form S-3, registering $15.0 million of the Company’s common stock that it may issue and sell to Aspire Capital from time to time pursuant to the 2015 Aspire Purchase Agreement, together with the 450,000 Commitment Shares issued to Aspire Capital in consideration for entering into the 2015 Aspire Purchase Agreement.

No shares have been sold under the 2015 Facility as of the date of the filing of this report.

Eastern – Share Purchase Agreements
On January 13, 2016, the Company entered into a share purchase agreement with Eastern pursuant to which Eastern agreed to purchase 3,500,000 shares of the Company’s common stock at a price of $0.622 per share. The Company received proceeds of $2,178,000 and the shares were issued on January 25, 2016. In addition, Eastern agreed to exercise warrants it had previously acquired to purchase 1,784,000 shares of the Company’s common stock at an exercise price of $0.53 per share. The Company received proceeds of $945,520 from the exercise of the warrants and the shares were issued on January 25, 2016.

On January 13, 2016, the Company entered into a separate share purchase agreement with Eastern pursuant to which Eastern agreed to purchase 6,500,000 shares of the Company’s common stock at a price of $0.622 per share, subject to the approval of the Company’s stockholders. The Company’s stockholders approved the issuance of the 6,500,000 shares to Eastern at the Company’s annual meeting on April 7, 2016. On April 13, 2016, the Company issued the 6,500,000 shares and received proceeds of $4,043,000. These shares are subject to a three-year standstill agreement which restricts additional acquisitions of the Company’s equity by Eastern and its controlled affiliates to limit its beneficial ownership of the Company’s outstanding shares of common stock to a maximum of 38%, absent the approval by a majority of the Company’s Board of Directors.

Warrants
The Company has historically financed its operations through the sale of common stock and warrants, sold together as units. No warrants were outstanding as of March 31, 2017 and June 30, 2016.

11.	Stockholders’ Equity

Preferred Stock
The Company’s Board of Directors is authorized to issue, at any time, without further stockholder approval, up to 1 million shares of preferred stock. The Board of Directors has the authority to fix and determine the voting rights, rights of redemption and other rights and preferences of preferred stock. As of June 30, 2016 and 2015, there were no shares of preferred stock issued and outstanding.

Common Stock
As of June 30, 2016 and 2015, the Company was authorized to issue up to 175 million shares of common stock.   As of June 30, 2016, the Company had reserved up to 15 million shares of common stock for incentive compensation (stock options and restricted stock). No shares are reserved for the exercise of warrants.

Issuances of common stock were as follows:

Aspire Capital – 2014 Facility

On August 25, 2014, the Company entered into a common stock purchase agreement with Aspire Capital Fund, which provided that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital was committed to purchase up to an aggregate of $10.0 million of shares of the Company’s common stock over the approximately 24-month term of the purchase agreement. As of April 28, 2015, Aspire Capital fulfilled its commitment to purchase $10.0 million of the Company’s common stock under the agreement.

In consideration for entering into the purchase agreement, following the approval of the issuance of the shares by NYSE MKT, Aspire Capital received a commitment fee of $300,000 – 3% of the $10 million commitment – payable in 681,818 shares of the Company’s common stock priced at $0.44 per share, the closing price on the day preceding execution of the agreement. In addition, on September 19, 2014 following approval of the issuance of the shares by NYSE MKT, Aspire Capital purchased 1,136,354 shares of common stock at $0.44 per share for $500,000 pursuant to the terms of the purchase agreement.

Concurrently with entering into the purchase agreement, the Company also entered into a registration rights agreement with Aspire Capital, in which the Company agreed to file one or more registration statements as permissible and necessary to register under the Securities Act of 1933, as amended, the sale of shares of the Company’s common stock under the purchase agreement.

After the Securities and Exchange Commission declared effective the registration statement, on any trading day on which the closing sale price of the Company’s common stock exceeded the “Floor Price” of $0.44 (the closing sale price of the Company’s shares on the business day before the Company entered into the purchase agreement with Aspire Capital), the Company had the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital (as principal) to purchase up to 150,000 shares of common stock per trading day, provided that the aggregate price of such purchase did not exceed $500,000 per trading day, up to an additional $9.5 million of common stock in the aggregate at a per share price equal to the lesser of the lowest sale price of common stock on the purchase date, or the arithmetic average of the three lowest closing sale prices of common stock during the ten consecutive trading days ending on the trading day immediately preceding the purchase date.

In addition, on any date on which the Company submitted a purchase notice to Aspire Capital in an amount equal to 150,000 shares of common stock and the closing sale price of common stock was equal to or greater than the Floor Price of $0.44, the Company also had the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price (“VWAP”) purchase notice directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on the NYSE MTK on the next trading day, subject to a maximum number of shares determined by the Company, and a minimum trading price equal to the greater of (a) 80% of the closing price of common stock on the business day immediately preceding the date of the VWAP purchase, or (b) such higher price as set forth by the Company in the notice for the VWAP purchase. The purchase price per share pursuant to such VWAP purchase notice was the lower of (i) the closing sale price on the date of sale and (ii) 97% of the volume-weighted average price for common stock traded on the NYSE MKT on (i) the date of the VWAP purchase if the aggregate stock to be purchased on that date did not exceed the volume maximum stated in the Company’s notice for the VWAP purchase, or (ii) the portion of such business day until such time as aggregate stock to be purchased equaled the volume maximum stated in the Company’s notice or the time at which the sale of the stock fell below the minimum trading price described above.

The purchase agreement provided that the Company and Aspire Capital could not effect any sales under the purchase agreement on any purchase date where the closing sale price of common stock is less than $0.44 (the closing sale price of shares on the business day before the Company entered into the purchase agreement referred to as the “Floor Price”). A lower Floor Price of $0.20 per share of Common Stock applied, if the Company’s stockholders approved the transaction contemplated by the Purchase Agreement. The Company was under no obligation to request our stockholders to approve the transaction contemplated by the Purchase Agreement. However, the purchase price for any purchases of shares under the purchase agreement could not be less than $0.44 per share, unless stockholder approval was obtained. There were no trading volume requirements or restrictions under the purchase agreement with Aspire Capital, and the Company controlled the timing and amount of any sales of our common stock to Aspire Capital. Aspire Capital had no right to require any sales by the Company, but was obligated to make purchases from the Company as directed in accordance with the purchase agreement. There were no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the purchase agreement.

Aspire Capital purchased 8,768,806 shares of common stock for $10,000,000 pursuant to the terms of the purchase agreement, fulfilling its commitment to purchase $10.0 million of the Company’s common stock under the agreement.

Aspire Capital – 2015 Facility

On May 15, 2015, the Company entered into a common stock purchase agreement (the “2015 Aspire Purchase Agreement”) with Aspire Capital, pursuant to which the Company has the option to require Aspire Capital to purchase up to an aggregate of $15.0 million of shares of the Company’s common stock (the “Purchase Shares”) upon and subject to the terms of the 2015 Aspire Purchase Agreement.  In consideration for entering into the purchase agreement, Aspire Capital received a commitment fee of 450,000 shares (the “Commitment Shares”).

On any business day after the Commencement Date (as defined below) and over the 36-month term of the 2015 Aspire Purchase Agreement, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”) directing Aspire Capital to purchase up to 200,000 Purchase Shares per business day; however, no sale pursuant to such a Purchase Notice may exceed five hundred thousand dollars ($500,000) per business day, unless the Company and Aspire Capital mutually agree. The Company and Aspire Capital also may mutually agree to increase the number of shares that may be sold to as much as an additional 2,000,000 Purchase Shares per business day. The purchase price per Purchase Share pursuant to such Purchase Notice (the “Purchase Price”) is the lower of (i) the lowest sale price for the Company’s common stock on the date of sale or (ii) the average of the three lowest closing sale prices for the Company’s common stock during the 10 consecutive business days ending on the business day immediately preceding the purchase date. The applicable Purchase Price will be determined prior to delivery of any Purchase Notice.

In addition, on any date on which the Company submits a Purchase Notice to Aspire Capital for at least 150,000 Purchase Shares and the closing sale price of the Company’s common stock is higher than $0.40, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of the Company’s common stock equal to up to 35% of the aggregate shares of common stock traded on the next business day (the “VWAP Purchase Date”), subject to a maximum number of shares determined by the Company (the “VWAP Purchase Share Volume Maximum”). The purchase price per Purchase Share pursuant to such VWAP Purchase Notice (the “VWAP Purchase Price”) shall be the lesser of the closing sale price of the Company’s common stock on the VWAP Purchase Date or 97% of the volume weighted average price for the Company’s common stock traded on the VWAP Purchase Date if the aggregate shares to be purchased on that date does not exceed the VWAP Purchase Share Volume Maximum, or the portion of such business day until such time as the sooner to occur of (1) the time at which the aggregate shares traded has exceeded the VWAP Purchase Share Volume Maximum, or (2) the time at which the sale price of the Company’s common stock falls below the VWAP Minimum Price Threshold (to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction). The VWAP Minimum Price Threshold is the greater of (i) 80% of the closing sale price of the Company’s common stock on the business day immediately preceding the VWAP Purchase Date or (ii) such higher price as set forth by the Company in the VWAP Purchase Notice.

The number of Purchase Shares covered by and timing of each Purchase Notice or VWAP Purchase Notice are determined at the Company’s discretion. The aggregate number of shares that the Company can sell to Aspire Capital under the 2015 Aspire Purchase Agreement may in no case exceed 15,343,406 shares of our common stock (which is equal to approximately 19.99% of the common stock outstanding on the date of the 2015 Aspire Purchase Agreement, including the 450,000 Commitment Shares issued to Aspire Capital in consideration for entering into the 2015 Aspire Purchase Agreement) (the “Exchange Cap”), unless (i) shareholder approval is obtained to issue more, in which case the Exchange Cap will not apply; provided that at no time shall Aspire Capital (together with its affiliates) beneficially own more than 19.99% of the Company’s common stock.

The 2015 Aspire Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions. Sales under the 2015 Aspire Purchase Agreement could commence only after certain conditions were satisfied (the date on which all requisite conditions have been satisfied being referred to as the “Commencement Date”), which conditions included the delivery to Aspire Capital of a prospectus supplement covering the Commitment Shares and the Purchase Shares, approval for listing on NYSE MKT of the Purchase Shares and the Commitment Shares, the issuance of the Commitment Shares to Aspire Capital, and the receipt by Aspire Capital of a customary opinion of counsel and other certificates and closing documents. Either party had the option to terminate the 2015 Aspire Purchase Agreement in the event the Commencement Date had not occurred by July 1, 2015. The 2015 Aspire Purchase Agreement may be terminated by the Company at any time, at its discretion, without any cost or penalty.

The Company’s net proceeds will depend on the Purchase Price, the VWAP Purchase Price and the frequency of the Company’s sales of Purchase Shares to Aspire Capital; subject to the maximum $15.0 million available amount. The Company’s delivery of Purchase Notices and VWAP Purchase Notices will be made subject to market conditions, in light of the Company’s capital needs from time to time. The Company expects to use proceeds from sales of Purchase Shares for general corporate purposes and working capital requirements.

In connection with the 2015 Aspire Purchase Agreement, the Company also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with Aspire Capital, dated May 15, 2015. The Registration Rights Agreement provides, among other things, a requirement to register the sale of the Commitment Shares and the Purchase Shares to Aspire Capital pursuant to the Company’s existing shelf registration statement (the “Registration Statement”). The Company further agreed to keep the Registration Statement effective and to indemnify Aspire Capital for certain liabilities in connection with the sale of the Securities under the terms of the Registration Rights Agreement. On May 29, 2015, the Company filed a prospectus supplement to the Company’s existing Registration Statement on Form S-3, registering $15.0 million of the Company’s common stock that it may issue and sell to Aspire Capital from time to time pursuant to the 2015 Aspire Purchase Agreement, together with the 450,000 Commitment Shares issued to Aspire Capital in consideration for entering into the 2015 Aspire Purchase Agreement.

No shares have been sold under the 2015 Facility as of the date of the filing of this report.

Eastern – Share Purchase Agreements

On January 13, 2016, the Company entered into a share purchase agreement with Eastern pursuant to which Eastern agreed to purchase 3,500,000 shares of the Company’s common stock at a price of $0.622 per share. The Company received proceeds of $2,177,000 and the shares were issued on January 25, 2016. In addition, Eastern agreed to exercise warrants it had previously acquired to purchase 1,784,000 shares of the Company’s common stock at an exercise price of $0.53 per share. The Company received proceeds of approximately $945,000 from the exercise of the warrants and the shares were issued on January 25, 2016.

On January 13, 2016, the Company entered into a separate share purchase agreement with Eastern pursuant to which Eastern agreed to purchase 6,500,000 shares of the Company’s common stock at a price of $0.622 per share, subject to the approval of the Company’s stockholders. The Company’s stockholders approved the issuance of the 6,500,000 shares to Eastern at the Company’s annual meeting on April 7, 2016. On April 13, 2016, the Company issued the 6,500,000 shares and received proceeds of $4,043,000. These shares are subject to a three-year standstill agreement which will restrict additional acquisitions of the Company’s common stock by Eastern and its controlled affiliates to limit its beneficial ownership of the Company’s outstanding shares of common stock to a maximum of 38%, absent the approval by a majority of the Company’s board of directors.

Exercises of Warrants
In 2015, the Company issued 1,636,000 shares of common stock for the exercise of warrants and received proceeds of approximately $867,000. In addition, the Company issued 26,691 shares of common stock for the cashless exercise of 75,000 warrants.

In 2016, in addition to the exercise of warrants by Eastern discussed above, the Company issued 120,000 shares of common stock for the exercise of warrants and received proceeds of approximately $64,000.

Warrants
The Company has historically financed its operations through the sale of common stock and warrants, sold together as units.

The following table summarizes all warrant activity for 2016 and 2015:

	Warrants	Weighted- average Exercise Price
Outstanding as of July 1, 2014	8,769,911	$1.38
Exercised	(1,711,000)	$0.51
Expired	(425,587)	$0.66
Outstanding as of June 30, 2015	6,633,324	$1.63
Exercised	(1,904,000)	$0.53
Expired	(4,729,324)	$2.08
Outstanding as of June 30, 2016	-	$-

Exercisable as of June 30, 2016	-	$-